Other Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in Reserves
Beginning balance	$ 160,729
Other comprehensive loss	15,940	$ (6,667)	$ (9,241)
Total comprehensive loss for the period	(83,165)	(110,845)	(247,510)
Share-based compensation	6,160	5,344	9,241
Exercise of options	0	0	25
Ending balance	180,442	160,729
Total other reserves
Changes in Reserves
Beginning balance	160,729	163,174	164,675
Other comprehensive loss	15,916	(6,648)	(9,258)
Hyperinflation effect in comprehensive income	(30)	290
Other comprehensive (loss) / income	15,946	(6,938)
Total comprehensive loss for the period	15,916	(6,648)	(9,258)
Share-based compensation	6,160	5,344	9,237
Exercise of options	(2,363)	(1,141)	(1,480)
Ending balance	180,442	160,729	163,174
Share-based payment capital reserves
Changes in Reserves
Beginning balance	188,249	184,046	176,289
Share-based compensation	6,160	5,344	9,237
Exercise of options	(2,363)	(1,141)	(1,480)
Ending balance	192,046	188,249	184,046
Exchange difference on net investment in foreign operations
Changes in Reserves
Beginning balance	(576,733)	(347,945)	(165,456)
Other comprehensive loss			(182,489)
Hyperinflation effect in comprehensive income	(17)	290
Other comprehensive (loss) / income	(207,325)	(229,078)
Total comprehensive loss for the period	(207,342)	(228,788)	(182,489)
Ending balance	(784,075)	(576,733)	(347,945)
Fair value reserve of financial assets at FVOCI
Changes in Reserves
Beginning balance	(5,820)	(9,613)	(3,941)
Other comprehensive loss			(5,672)
Other comprehensive (loss) / income	3,737	3,793
Total comprehensive loss for the period	3,737	3,793	(5,672)
Ending balance	(2,083)	(5,820)	(9,613)
Currency translation adjustment
Changes in Reserves
Beginning balance	555,033	336,686	157,783
Other comprehensive loss			178,903
Hyperinflation effect in comprehensive income	(13)
Other comprehensive (loss) / income	219,534	218,347
Total comprehensive loss for the period	219,521	218,347	178,903
Ending balance	$ 774,554	$ 555,033	$ 336,686